Acquisition and Disposition of Companies (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operations:
Net income (loss) from discontinued operations		$ 4,826	$ (5)
Amortization	(14)
Foreign currency translation	1,274	70	(1,715)
Gain from disposition of subsidiary		(4,879)
Loss from derivative liability			(13)
Changes in non-cash working capital items:
Receivables and prepaids	42	(91)	54
Accounts payable and accrued liabilities	69	(923)	184
Operating cash flow (used by) provided from discontinued operations		(55)	9
Investing:
Mineral property interests, net of recoveries	(3,164)	(198)	(75)
Cash used by investing activities from discontinued operations		(409)	(262)
Discontinued operations [Member]
Operations:
Net income (loss) from discontinued operations		4,826	(5)
Amortization		2	1
Foreign currency translation		(14)
Gain from disposition of subsidiary		(4,879)
Loss from derivative liability		25
Total		(40)	(4)
Changes in non-cash working capital items:
Receivables and prepaids		(8)
Accounts payable and accrued liabilities		(7)	13
Operating cash flow (used by) provided from discontinued operations		(55)	9
Investing:
Mineral property interests, net of recoveries		(409)	(262)
Cash used by investing activities from discontinued operations		$ (409)	$ (262)